CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net (loss)/income	$ (26,431)	$ 130,653	$ 83,937
Fair value adjustments to hedging financial instruments	(7,677)	525	(8,787)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	134	(1,712)	4,607
Other comprehensive loss	(188)	(101)	(35)
Other comprehensive loss, net of tax	(7,731)	(1,288)	(4,215)
Comprehensive (loss)/income	$ (34,162)	$ 129,365	$ 79,722